April 2, 2018

DREYFUS PREMIER INVESTMENT FUNDS, INC.

Dreyfus Large Cap Equity Fund

(Class A, C, I and Y Shares)

Supplement to Summary Prospectus and Prospectus

dated May 1, 2017

The following information supersedes and replaces the second paragraph in "Portfolio Management" in the summary prospectus and the second paragraph in "Fund Summary – Portfolio Management" in the prospectus:

Thomas Lee and Donald Sauber are the fund's primary portfolio managers. Messrs. Lee and Sauber have been primary portfolio managers of the fund since February 2018 and are Senior Analysts at BNY Mellon Wealth Management. Messrs. Lee and Sauber are employees of The Bank of New York Mellon (BNY Mellon), an affiliate of Dreyfus, and Dreyfus.

The following information supersedes and replaces the third paragraph in "Fund Details – Management" in the prospectus:

Thomas Lee and Donald Sauber are the fund's primary portfolio managers. Messrs. Lee and Sauber have been primary portfolio managers of the fund since February 2018. Messrs. Lee and Sauber are Senior Analysts at BNY Mellon Wealth Management and have been members of the Large Cap Equity Team since 2005 and 2006, respectively. Messrs. Lee and Sauber have been employees of Dreyfus since November 2017 and February 2018, respectively. Messrs. Lee and Sauber manage the fund in their capacity as employees of Dreyfus.

6535STK0418

April 2, 2018

DREYFUS PREMIER INVESTMENT FUNDS, INC.

Dreyfus Large Cap Growth Fund

(Class A, C, I and Y Shares)

Supplement to Summary Prospectus and Prospectus

dated May 1, 2017

The following information supersedes and replaces the second paragraph in "Portfolio Management" in the summary prospectus and the second paragraph in "Fund Summary – Portfolio Management" in the prospectus:

Thomas Lee and Donald Sauber are the fund's primary portfolio managers. Messrs. Lee and Sauber have been primary portfolio managers of the fund since November 2017 and February 2018, respectively, and are Senior Analysts at BNY Mellon Wealth Management.  Messrs. Lee and Sauber are employees of The Bank of New York  Mellon (BNY Mellon), an affiliate of Dreyfus, and Dreyfus.

The following information supersedes and replaces the third paragraph in "Fund Details – Management" in the prospectus:

Thomas Lee and Donald Sauber are the fund's primary portfolio managers. Messrs. Lee and Sauber have been primary portfolio managers of the fund since November 2017 and February 2018, respectively. Messrs. Lee and Sauber are Senior Analysts at BNY Mellon Wealth Management and have been members of the Large Cap Equity Team since 2005 and 2006, respectively. Messrs. Lee and Sauber have been employed by Dreyfus since November 2017 and February 2018, respectively. Messrs. Lee and Sauber manage the fund in their capacity as employees of Dreyfus.

6574STK0418